Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 25, 2016
Schwab Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Balanced FundTM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund generally invests in a diversified group of other Schwab and/or Laudus Funds (the underlying funds) in accordance with its target portfolio allocation. The fund's target allocation is intended to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). Each underlying fund invests its assets in a different segment of the equity or fixed income market in accordance with its own investment objectives and policies. Normally, the fund invests 55-65% of its assets in equity securities (including stocks and equity funds) and 35-45% in fixed income securities (including bonds and fixed income funds), and cash and cash equivalents (including money market funds). This allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities. Under normal circumstances, the fund will invest at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Within the equity fund allocation, the portfolio manager typically allocates the fund's investments among underlying large-cap and small-cap stock funds, but may also invest in international stock funds or other equity funds with an international component, including underlying funds with some exposure to emerging market securities.

Within the fixed income fund allocation, the portfolio manager allocates investments among underlying bond funds based on a number of factors including total return potential and the maturities and credit quality of their holdings.

The fund intends to invest in a combination of underlying funds; however, the fund may invest a portion of its assets directly in equity and fixed income securities, as well as other unaffiliated mutual funds or exchange traded funds (ETFs) to maintain its asset allocations. The underlying funds may invest in derivatives, principally futures contracts.

		For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Conflicts of Interest Risk. The investment adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund's best interests when selecting underlying funds.

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
  Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
  Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund's performance also will lag those investments.
  Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's performance also will lag those investments.
  Growth Investing Risk. An underlying fund's investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund's share price to fall. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
  Exchange-Traded Fund (ETF) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
  Money Market Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value ("stable share price money market funds") or have a share price that fluctuates ("variable share price money market funds"). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation.
  Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
  Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
  Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund's returns or as a substitute for a position or security.
  Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
  Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
  Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions
  Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
  Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates—both increases and decreases—may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
  Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund's mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
For more information on the risks of investing in the fund please see the "Fund details" section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund's target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus.

		From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and, therefore, its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to those of two broad based indices and a composite index based on the fund's target allocations.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Balanced Blended Index is a custom blended index developed by Charles Schwab Investment Management, Inc. that effective August 1, 2013 is composed of 50% S&P 500® Index, 10% Russell 2000® Index, 25% Barclays U.S. Aggregate Bond Index, 12% Barclays U.S. Intermediate Aggregate Bond Index, and 3% Barclays U.S. Treasury Bills: 1-3 Months Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The components that make up the composite may vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/SchwabFunds_Prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 10.88% Q3 2009 Worst Quarter: (11.45%) Q4 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund's other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab Balanced Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.62%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
2006	rr_AnnualReturn2006	8.44%
2007	rr_AnnualReturn2007	4.63%
2008	rr_AnnualReturn2008	(22.00%)
2009	rr_AnnualReturn2009	15.48%
2010	rr_AnnualReturn2010	11.62%
2011	rr_AnnualReturn2011	3.02%
2012	rr_AnnualReturn2012	10.69%
2013	rr_AnnualReturn2013	18.33%
2014	rr_AnnualReturn2014	8.85%
2015	rr_AnnualReturn2015	0.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.45%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Schwab Balanced Fund | After Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Schwab Balanced Fund | After Taxes on Distributions and Sale of Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Schwab Balanced Fund | Comparative Index (reflects no deduction for expenses or taxes) S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Schwab Balanced Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Schwab Balanced Fund | Comparative Index (reflects no deduction for expenses or taxes) Balanced Blended Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) Balanced Blended Index
1 Year	rr_AverageAnnualReturnYear01	0.78%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.62%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.32%	[4]

[1]	The total fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	(including AFFE) after expense reduction
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the portfolio's direct operating expenses and does not apply to AFFE.
[4]	The Balanced Blended Index is a custom blended index developed by Charles Schwab Investment Management, Inc. that effective August 1, 2013 is composed of 50% S&P 500® Index, 10% Russell 2000® Index, 25% Barclays U.S. Aggregate Bond Index, 12% Barclays U.S. Intermediate Aggregate Bond Index, and 3% Barclays U.S. Treasury Bills: 1-3 Months Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The components that make up the composite may vary over time.